Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - Intersoftware Holding BV € in Millions	Dec. 13, 2022 EUR (€)
Disclosure of Discontinued Operations [line items]
Sale of interest	80.00%
Sale of business transaction result	€ 11.0
Profit on sale	7.0
Release of redemption liability	€ 3.0